FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,074	$ 4,148	$ 4,440
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash	3,120	2,952
Short-term deposits, classified as cash equivalents	954	1,196
Cash and cash equivalents	4,074	4,148
Restricted cash and cash equivalents	$ 0	$ 0